Employees' retirement benefits	12 Months Ended
Mar. 31, 2016
Employees' retirement benefits

11.    Employees’ retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries sponsors non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

During the fiscal year ended March 31, 2014, NTT Group decided to transition from the contract-type corporate pension plans to a defined contribution pension plan, effective from future contributions subsequent to April 1, 2014. NTT Group’s contract-type corporate pension plan continues to remain for the pension benefit earned up to March 31, 2014. Upon the curtailment of the contract-type corporate pension plans, NTT Group fully amortized its prior service costs and recognized a curtailment gain of ¥12,966 million for the fiscal year ended March 31, 2014.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2015 and 2016. NTT uses a March 31 measurement date.

	2015	2016
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,903,160	¥1,879,969
Service cost	65,160	63,669
Interest cost	25,510	18,569
Actuarial loss (gain)	54,522	73,045
Other	(11,992)	4,857
Benefit payments - Lump-sum severance payments and Pension	(156,391)	(158,083)

Benefit obligation, end of year	1,879,969	1,882,026

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,130,188	1,122,736
Actual return on plan assets	96,646	15,578
Employer contributions	3,028	6,133
Other	1,571	1,826
Benefit payments - Pension	(108,697)	(104,712)

Fair value of plan assets, end of year	1,122,736	1,041,561

At March 31:
Under-funded status	¥(757,233)	¥(840,465)

The following table presents the amounts recognized in the consolidated balance sheets:

	2015	2016
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(869,635)	¥(925,239)
Other assets	112,402	84,774
Accumulated other comprehensive loss (income)	162,053	235,895

Net amount recognized	¥(595,180)	¥(604,570)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2015	2016
	Millions of yen
At March 31:
Net actuarial loss	¥164,108	¥236,607
Transition obligation	453	404
Prior service cost(*)	(2,508)	(1,116)

Total	¥162,053	¥235,895

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥1,880,896 million and ¥1,877,512 million at March 31, 2015 and 2016, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
At March 31:
Projected benefit obligation	¥1,873,427	¥1,875,651
Fair value of plan assets	1,113,285	1,034,021

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,873,425	¥1,871,038
Fair value of plan assets	1,113,285	1,034,021

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2016 included the following components:

	2014	2015	2016
	Millions of yen
Service cost	¥72,631	¥65,160	¥63,669
Interest cost on projected benefit obligation	30,021	25,510	18,569
Expected return on plan assets	(22,069)	(22,027)	(21,624)
Amortization of net actuarial loss	7,694	3,463	5,389
Amortization of transition obligation	167	156	50
Amortization of prior service cost	(3,997)	(1,468)	(1,366)
Curtailment gain from the change in pension plans	(12,966)	—	—

Total	¥71,481	¥70,794	¥64,687

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Other comprehensive loss (income)
Net gain arising during period	¥(95,681)	¥(20,097)	¥79,091
Amortization of net actuarial loss	(7,694)	(3,463)	(5,389)
Amortization of transition obligation	(167)	(156)	(50)
Amortization of prior service cost	3,997	1,468	1,366
Reclassification of prior service cost due to curtailment	12,894	—	—
Other	(1,081)	(5,436)	(1,176)

Total	¥(87,732)	¥(27,684)	¥73,842

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2017 amount to ¥8,701 million, ¥48 million and ¥(1,068) million, respectively.

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2014	2015	2016
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	2.4-4.0%	2.4-4.0%	2.4-4.0%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	2.4-3.4%	2.4-4.0%	2.4-4.0%
Expected long-term return on plan assets	2.0%	2.0%	2.0%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 16.

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥4,796	¥4,796	—	—

Debt securities
Japanese government bonds/local government bonds	326,908	321,925	4,983	—
Domestic corporate bonds	105,254	—	105,254	—
Foreign government bonds	85,681	84,970	711	—
Foreign corporate bonds	1,770	417	1,353	—

Equity securities
Domestic	118,169	118,150	19	—
Foreign	82,325	82,325	—	—

Securities investment trust beneficiary certificates
Domestic/debt securities	13,030	—	13,030	—
Domestic/equity securities	10,985	—	10,985	—
Foreign/debt securities	8,189	—	8,189	—
Foreign/equity securities	10,809	—	10,809	—

Pooled funds	150,199	—	150,199	—

Life insurance company general accounts	203,026	—	203,026	—

Others	1,595	—	3	1,592

Total	¥1,122,736	¥612,583	¥508,561	¥1,592

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥29,539	¥29,539	—	—

Debt securities
Japanese government bonds/local government bonds	485,858	483,087	2,771	—
Domestic corporate bonds	52,610	—	52,610	—
Foreign government bonds	57,996	55,597	2,399	—
Foreign corporate bonds	2,147	829	1,318	—

Equity securities
Domestic	34,318	34,296	22	—
Foreign	58,053	58,053	—	—

Securities investment trust beneficiary certificates
Domestic/debt securities	24,677	—	24,677	—
Domestic/equity securities	12,728	—	12,728	—
Foreign/debt securities	9,639	—	9,639	—
Foreign/equity securities	8,579	—	8,579	—

Pooled funds	83,406	—	83,406	—

Life insurance company general accounts	180,552	—	180,552	—

Others	1,459	—	(10)	1,469

Total	¥1,041,561	¥661,401	¥378,691	¥1,469

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair value of pooled funds is evaluated based on net asset value as reported by the trust operator, and is classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include fund of hedge funds, among other things. Fair value is measured by inputs derived from unobservable data, which is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2016 are: domestic bonds, 55.0%; domestic stocks, 5.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 20.0%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥2,619 million (0.2% of total plan assets) and ¥1,497 million (0.2% of total plan assets) at March 31, 2015 and 2016, respectively.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2017	¥133,104
2018	141,922
2019	134,187
2020	123,729
2021	115,630
2022-2026	557,629

Total	¥1,206,201

(2)	Defined Contribution Pension Plan

NTT and certain subsidiaries recorded retirement benefit expenses of ¥18,082 million and ¥19,513 million of related to NTT Group’s defined contribution benefit plan in the fiscal year ended March 31, 2015 and 2016, respectively.

(3)	Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since its incorporation in April 1985, both NTT Group and its employees made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (the “NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into (a) the national Kosei-Nenkin (the “National Plan”), (b) NTT Kosei-Nenkin-Kikin (the “NTT Plan”) and (c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”) that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

(a)     The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥126,310 million, ¥122,476 million and ¥123,462 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

(b)     The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to the plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

In October 2013, NTT Group re-examined its wage system and implemented the “Reconstruction of the treatment system in light of future business operations” in order to evaluate the current compensation system and increase employment opportunities for individuals over the age of 60. As the eligible age to begin receiving pension benefits is expected to be delayed in connection with this reconstruction plan, the value of the projected benefit obligations decreased by ¥76,050 million as of October 1, 2013, and is being amortized as prior service cost starting from the effective date through the remaining service period of applicable employees.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2015 and 2016. NTT uses a March 31 measurement date.

	2015	2016
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,553,265	¥1,683,431
Service cost	37,281	40,999
Interest cost	21,278	16,602
Actuarial loss (gain)	97,160	197,662
Other	9,293	11,647
Benefit payments	(34,846)	(40,089)

Benefit obligation, end of year	1,683,431	1,910,252

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,056,584	1,165,104
Actual return on plan assets	116,626	(7,432)
Employer contributions	16,818	17,720
Employee contributions	3,753	3,270
Other	6,169	8,175
Benefits payments	(34,846)	(39,957)

Fair value of plan assets, end of year	1,165,104	1,146,880

At March 31:
Under-funded status	¥(518,327)	¥(763,372)

The following table provides the amounts recognized in the consolidated balance sheets:

	2015	2016
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(518,327)	¥(763,372)
Accumulated other comprehensive loss	28,015	269,435

Net amount recognized	¥(490,312)	¥(493,937)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2015	2016
	Millions of yen
At March 31:
Net actuarial loss	¥93,281	¥327,178
Prior service cost(*)	(65,266)	(57,743)

Total	¥28,015	¥269,435

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,435,669 million and ¥1,618,499 million at March 31, 2015 and 2016, respectively.

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2016 included the following components:

	2014	2015	2016
	Millions of yen
Service cost	¥39,098	¥37,281	¥40,999
Interest cost on projected benefit obligation	22,961	21,278	16,602
Expected return on plan assets	(23,871)	(25,825)	(28,708)
Amortization of net actuarial loss	15,265	5,783	4,997
Amortization of prior service cost	(5,512)	(7,487)	(7,513)
Employee contributions	(3,557)	(3,753)	(3,270)

Total	¥44,384	¥27,277	¥23,107

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(72,546)	¥6,359	¥233,802
Amortization of net actuarial loss	(15,265)	(5,783)	(4,997)
Accrued prior service cost	(76,050)	—	—
Amortization of prior service cost	5,512	7,487	7,513
Other	1	(3,236)	5,102

Total	¥(158,348)	¥4,827	¥241,420

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2017 amount to ¥17,679 million and ¥(7,465) million, respectively.

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2014	2015	2016
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	3.4%	3.4%	3.4%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	3.9%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 16.

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥8,984	¥8,984	—	—

Debt securities
Japanese government bonds/local government bonds	323,496	318,634	4,862	—
Domestic corporate bonds	91,110	—	91,110	—
Foreign government bonds	82,179	81,565	614	—
Foreign corporate bonds	1,178	346	832	—

Equity securities
Domestic	214,675	214,645	30	—
Foreign	124,158	124,157	—	1

Securities investment trust beneficiary certificates
Domestic/debt securities	20,298	—	20,298	—
Domestic/equity securities	28,994	—	28,994	—
Foreign/debt securities	19,788	—	19,788	—
Foreign/equity securities	18,382	—	18,382	—

Pooled funds	94,532	—	94,532	—

Life insurance company general accounts	134,892	—	134,892	—

Others	2,438	—	2	2,436

Total	¥1,165,104	¥748,331	¥414,336	¥2,437

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,562	¥7,562	—	—

Debt securities
Japanese government bonds/local government bonds	332,087	325,561	6,526	—
Domestic corporate bonds	75,967	—	75,967	—
Foreign government bonds	62,128	59,883	2,245	—
Foreign corporate bonds	364	103	261	—

Equity securities
Domestic	114,971	114,909	62	—
Foreign	93,561	93,561	—	0

Securities investment trust beneficiary certificates
Domestic/debt securities	106,456	—	106,456	—
Domestic/equity securities	76,900	—	76,900	—
Foreign/debt securities	32,385	—	32,385	—
Foreign/equity securities	19,917	—	19,917	—

Pooled funds	85,987	—	85,987	—

Life insurance company general accounts	136,852	—	136,852	—

Others	1,743	—	2	1,741

Total	¥1,146,880	¥601,579	¥543,560	¥1,741

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair value of pooled funds is evaluated based on net asset value as reported by the trust operator, and is classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include loans to employees and leasing receivables, which are classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2016 are: domestic bonds, 48.6%; domestic stocks, 14.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 12.1%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥4,453 million (0.4% of total plan assets) and ¥5,401 million (0.5% of total plan assets) at March 31, 2015 and 2016, respectively.

NTT Group expects to contribute ¥17,193 million to the NTT CDBP in the fiscal year ending March 31, 2017.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2017	39,338
2018	41,419
2019	43,641
2020	44,278
2021	45,916
2022-2026	239,765

Total	¥454,357

(c)	The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥43,520 million, ¥40,028 million and ¥35,916 million for the fiscal years ended March 31, 2014, 2015 and 2016, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.